OIL AND GAS INVESTMENT	12 Months Ended
Dec. 31, 2011
OIL AND GAS INVESTMENT [Text Block]
7.	OIL AND GAS INVESTMENT

In April 2008, XOG purchased an 18.9% participating interest in a petroleum and natural gas lease at an Alberta Crown Land sale for $40,000. The lease has a five year term, but may be held by continuous production of petroleum and natural gas commencing prior to the expiry of the five year term. During the year ended December 31, 2010, the Company sold its 18.9% participating interest for $40,000.